UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Green Bond Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Green Bond Fund

Calvert
Green Bond Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	(0.70)%	7.07%	3.36%	3.11%
Class A with 3.75% Maximum Sales Charge	—	—	(4.44)	3.03	2.57	2.58
Class I at NAV	10/31/2013	10/31/2013	(0.58)	7.33	3.68	3.45
Class R6 at NAV	02/01/2019	10/31/2013	(0.55)	7.38	3.71	3.47

ICE BofA Green Bond Index - Hedged USD	—	—	(0.83)%	5.27%	4.05%	4.04%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.79%	0.54%	0.49%
Net	0.73	0.48	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Green Bond Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Country Allocation (% of total investments)
United States	70.0%
France	6.2
Netherlands	5.7
Canada	4.2
Luxembourg	1.9
South Korea	1.7
Italy	1.7
Sweden	1.3
Germany	1.0
Brazil	1.0
Finland	1.0
Other (less than 1.0% each)	4.3
Total	100.0%
Credit Quality (% of bond holdings)*

*  For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Green Bond Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	ICE BofA Green Bond Index - Hedged USD tracks the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Green Bond Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 993.00	$3.63 **	0.73%
Class I	$1,000.00	$ 994.20	$2.39 **	0.48%
Class R6	$1,000.00	$ 994.50	$2.14 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class I	$1,000.00	$1,022.54	$2.42 **	0.48%
Class R6	$1,000.00	$1,022.79	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.7%

Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC:
Series 2017-1A, Class A, 4.94%, 9/20/49(1)	$2,492	$ 2,646,338
Series 2017-1A, Class C, 8.00%, 9/20/49(1)	5,346	5,464,688
Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,712	5,915,651
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	810	875,670
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,806	2,783,449
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,054	1,155,077
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	3,271	3,424,955
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,172	4,336,116
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,182	1,184,943
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,888	1,910,412
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	2,170	2,267,326
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,635	2,632,186
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	1,290	1,274,538
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	623	680,302
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	68	73,208
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	1,261	1,266,583
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	151	159,253
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	3,559	3,565,613
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	2,891	2,935,300
Series 2014-2, Class B, 5.44%, 7/20/44(1)	167	164,847
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	58	58,828
Sunnova Helios II Issuer, LLC:
Series 2018-1A, Class B, 7.71%, 7/20/48(1)	830	867,970
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,519	2,495,806
Series 2021-A, Class B, 3.15%, 2/20/48(1)	851	825,633
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	3,449	3,460,999
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,931	3,015,837
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,966	2,081,311
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	780	779,354
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,000	3,983,224
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,140	2,289,665
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,499	2,608,868
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	376	376,816
Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust: (continued)
Series 2018-B, Class C, 4.36%, 10/20/21(1)	$1,875	$ 1,896,236
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,099	1,106,446
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,572,164
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,354,194
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,632,137
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,000	1,005,353
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	2,028,207
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,735,290
Series 2020-A, Class E, 4.64%, 8/20/24(1)	973	1,025,245
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,496,502
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,440	1,550,699
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,155	5,094,397
Total Asset-Backed Securities (identified cost $91,034,468)		$ 93,057,636

Commercial Mortgage-Backed Securities — 7.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 4,229,273
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,297,172
Series KG04, Class A1, 0.845%, 6/25/30	3,829	3,674,653
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	4,150	4,524,771
Series 2018-M4, Class A2, 3.046%, 3/25/28(2)	7,445	8,164,273
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	923	1,028,344
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	3,780	4,341,434
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	6,805	7,675,797
Series 2019-M9, Class A2, 2.937%, 4/25/29	4,514	4,918,370
Series 2019-M22, Class A2, 2.522%, 8/25/29	12,893	13,616,014
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	8,224,210
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	4,139,855
Total Commercial Mortgage-Backed Securities (identified cost $63,879,362)		$ 65,834,166

6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	34,128	$ 2,487,249
Total Common Stocks (identified cost $2,184,079)		$ 2,487,249

Corporate Bonds — 56.6%

Security	Principal Amount (000's omitted)*		Value
Basic Materials — 0.8%
LG Chem, Ltd.:
3.25%, 10/15/24(1)		1,550	$ 1,679,684
3.625%, 4/15/29(1)		5,125	5,551,308
			$ 7,230,992
Communications — 1.0%
Verizon Communications, Inc., 1.50%, 9/18/30		8,984	$ 8,259,098
			$ 8,259,098
Consumer, Cyclical — 0.9%
Aptiv PLC, 5.40%, 3/15/49		1,000	$ 1,225,866
Tesla, Inc., 5.30%, 8/15/25(1)(3)		4,696	4,878,440
Toyota Motor Credit Corp., 2.15%, 2/13/30		1,500	1,490,960
			$ 7,595,266
Consumer, Non-cyclical — 3.2%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 3,184,402
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,435,368
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,319,802
Koninklijke Philips NV, 0.50%, 5/22/26(4)	EUR	11,650	14,007,876
PepsiCo, Inc., 2.875%, 10/15/49		6,700	6,496,808
			$ 27,444,256
Energy — 2.5%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$ 2,559,240
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		17,294	17,994,753
5.00%, 1/31/28(1)		867	937,162
			$ 21,491,155
Financial — 23.5%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		5,000	$ 4,649,440
Banco BTG Pactual S.A., 2.75%, 1/11/26(1)		9,500	9,010,750
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(5)		15,088	$ 15,823,169
3.499% to 5/17/21, 5/17/22(5)		7,282	7,309,221
Bank of Nova Scotia (The), 2.375%, 1/18/23		6,600	6,832,071
Boston Properties, L.P., 3.40%, 6/21/29(3)		3,700	3,892,399
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		6,000	5,890,858
Citigroup, Inc.:
0.50%, 1/29/22(4)	EUR	14,064	16,613,036
1.678% to 5/15/23, 5/15/24(5)		7,075	7,222,866
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	1,579,659
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		9,000	8,799,045
DBS Group Holdings Ltd., 0.838%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	3,660,992
Digital Dutch Finco BV, 1.50%, 3/15/30(4)	EUR	6,300	7,797,727
Digital Euro Finco LLC, 2.50%, 1/16/26(4)	EUR	8,700	11,238,828
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)		5,062	4,891,158
5.25%, 7/15/24(1)		13,000	13,448,240
6.00%, 4/15/25(1)		76	80,275
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(5)		7,600	7,568,537
4.625%, 1/6/26(1)		2,175	2,467,498
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(5)		10,500	10,524,247
Kimco Realty Corp., 2.70%, 10/1/30		2,500	2,491,995
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		5,200	5,146,757
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(7)		1,100	1,150,709
National Australia Bank, Ltd., 3.625%, 6/20/23		2,867	3,070,184
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		9,903	10,402,500
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	7,906,715
Prologis, L.P., 1.25%, 10/15/30		4,114	3,736,862
Prudential Financial, Inc., 1.50%, 3/10/26		2,000	2,022,354
Regency Centers, L.P., 3.75%, 6/15/24(3)		2,000	2,147,562
Royal Bank of Canada, 0.25%, 5/2/24(4)	EUR	8,600	10,205,848
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,987,941
Welltower, Inc., 2.70%, 2/15/27		4,000	4,175,351
			$204,744,794
Government - Multinational — 4.6%
Asian Development Bank:
1.875%, 8/10/22		1,500	$ 1,534,878
2.125%, 3/19/25		750	792,704
2.375%, 8/10/27		750	796,876
3.125%, 9/26/28		800	888,271
European Bank for Reconstruction & Development, 1.625%, 9/27/24		2,635	2,730,794

7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
European Investment Bank:
1.00%, 11/14/42(4)	EUR	3,400	$ 4,518,743
2.375%, 5/24/27		10,503	11,228,755
2.50%, 10/15/24(3)		1,000	1,068,735
3.30%, 2/3/28	AUD	1,300	1,103,626
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,405,506
2.125%, 3/3/25		4,000	4,226,568
3.125%, 11/20/25		4,150	4,562,626
International Finance Corp., 2.125%, 4/7/26		1,547	1,632,622
Nordic Investment Bank, 2.25%, 9/30/21		950	959,887
			$ 40,450,591
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,768,220
			$ 4,768,220
Industrial — 2.5%
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		5,000	$ 4,693,431
Owens Corning, 3.95%, 8/15/29		11,132	12,263,248
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,398,671
2.25%, 1/30/31		1,571	1,543,501
			$ 21,898,851
Technology — 4.2%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$ 26,912,427
NXP B.V./NXP Funding, LLC NXP USA, Inc., 3.40%, 5/1/30(1)		1,911	2,021,008
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	7,581,103
			$ 36,514,538
Utilities — 12.9%
AES Corp. (The), 2.45%, 1/15/31(1)		18,302	$ 17,513,264
Avangrid, Inc.:
3.15%, 12/1/24		3,953	4,252,602
3.80%, 6/1/29		8,100	8,922,521
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,939,031
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		3,047	3,172,933
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30		1,833	1,963,448
Enel Finance International NV:
1.00%, 9/16/24(4)	EUR	4,250	5,177,403
1.125%, 9/16/26(4)	EUR	4,100	5,081,904
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		12,994	12,200,264
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
MidAmerican Energy Co.:
3.15%, 4/15/50	1,350	$ 1,329,216
3.65%, 8/1/48	4,490	4,764,619
4.25%, 7/15/49	2,890	3,400,071
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	257	271,456
4.50%, 9/15/27(1)	6,214	6,734,422
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,782	3,619,118
Northern States Power Co.:
2.25%, 4/1/31	2,310	2,310,227
2.60%, 6/1/51	6,100	5,478,968
NSTAR Electric Co., 3.25%, 5/15/29	3,000	3,218,055
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,916	10,095,727
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	5,019,857
4.10%, 6/15/48	1,000	1,135,314
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,640,553
Tucson Electric Power Co., 1.50%, 8/1/30	2,500	2,318,433
		$112,559,406
Total Corporate Bonds (identified cost $487,885,343)		$492,957,167

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$1,700	$ 1,650,989
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,650,989

Preferred Stocks — 0.7%

Security	Shares	Value
Real Estate Management & Development — 0.7%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 2,284,360
Series A2, 6.375%	169,100	4,347,561
Total Preferred Stocks (identified cost $6,575,394)		$ 6,631,921

8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans(10) — 0.3%

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.3%
EWT Holdings III Corp.:
Term Loan, 3/17/28(11)	$1,175	$ 1,171,328
Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 12/20/24	1,994	1,993,785
Total Senior Floating-Rate Loans (identified cost $3,170,693)		$ 3,165,113

Sovereign Government Bonds — 11.9%

Security	Principal Amount (000's omitted)*		Value
Canada — 1.3%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$ 2,622,895
2.65%, 2/5/25	CAD	5,000	4,225,710
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,099,698
			$ 10,948,303
Chile — 0.2%
Chile Government International Bond, 2.55%, 1/27/32		1,500	$ 1,515,300
			$ 1,515,300
Finland — 0.9%
Kuntarahoitus Oyj:
0.05%, 9/6/29(4)	EUR	3,750	$ 4,461,496
1.375%, 9/21/21(1)		3,500	3,519,380
			$ 7,980,876
France — 6.2%
French Republic Government Bond OAT:
0.50%, 6/25/44(1)(4)	EUR	8,000	$ 9,194,991
1.75%, 6/25/39(1)(4)	EUR	30,790	44,613,839
			$ 53,808,830
Germany — 1.0%
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	$ 2,760,605
1.75%, 9/14/29		2,200	2,211,045
2.00%, 9/29/22		3,965	4,072,238
			$ 9,043,888
Security	Principal Amount (000's omitted)*		Value
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 4/30/45(1)(4)	EUR	3,600	$ 4,243,935
			$ 4,243,935
Netherlands — 1.0%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	$ 2,226,288
2.125%, 11/15/21(1)		1,280	1,295,162
2.375%, 3/24/26(1)		1,700	1,810,766
3.125%, 12/5/22(1)		500	523,988
Netherlands Government Bond, 0.50%, 1/15/40(1)(4)	EUR	2,400	2,991,128
			$ 8,847,332
Sweden — 0.8%
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	$ 6,914,115
			$ 6,914,115
Total Sovereign Government Bonds (identified cost $103,537,459)			$103,302,579

Taxable Municipal Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 8,830,313
		$ 8,830,313
Water and Sewer — 2.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 2,165,882
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(12)	150	172,262
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	620	618,202
2.184%, 9/1/31	500	501,105
2.264%, 9/1/32	445	447,265
2.344%, 9/1/33	1,445	1,457,008
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(12)	605	878,502
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	11,326,104
		$ 17,566,330
Total Taxable Municipal Obligations (identified cost $24,913,995)		$ 26,396,643

9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$4,342	$ 4,577,383
2.36%, 10/15/29	2,813	3,038,387
3.16%, 6/1/33	171	187,583
3.22%, 9/15/29	676	757,177
3.52%, 9/20/32	3,121	3,482,977
Total U.S. Government Agencies and Instrumentalities (identified cost $11,123,187)		$ 12,043,507

U.S. Government Agency Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, 6/1/26	$1,833	$ 1,957,718
Pool #AN1909, 2.68%, 7/1/26	2,000	2,141,751
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,884,808)		$ 4,099,469

Short-Term Investments — 7.1%
Other — 7.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(13)	61,418,581	$ 61,424,723
Total Other (identified cost $61,424,723)		$ 61,424,723
Securities Lending Collateral — 0.0%(14)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(15)	261,478	$ 261,478
Total Securities Lending Collateral (identified cost $261,478)		$ 261,478
Total Short-Term Investments (identified cost $61,686,201)		$ 61,686,201
Total Investments — 100.3% (identified cost $861,574,989)		$873,312,640
Other Assets, Less Liabilities — (0.3)%		$ (2,935,266)
Net Assets — 100.0%		$870,377,374

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $328,683,135 or 37.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(3)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $867,385.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $140,146,754 or 16.1% of the Fund's net assets.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).
(8)	May be deemed to be an affiliated company (see Note 8).
(9)	Restricted security. Total market value of restricted securities amounts to $1,650,989, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(14)	Amount is less than 0.05%.

10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(15)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.0%
France	6.2
Netherlands	5.7
Canada	4.2
Other (less than 3.0% each)	13.9
Total	100.0%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,301,517	USD	7,514,000	State Street Bank and Trust Company	5/28/21	$ —	$ (116,188)
USD	1,703,910	AUD	2,144,812	State Street Bank and Trust Company	5/28/21	74,421	—
USD	1,133,435	AUD	1,464,814	State Street Bank and Trust Company	5/28/21	20,565	—
USD	14,441,250	CAD	18,097,355	State Street Bank and Trust Company	5/28/21	39,538	—
USD	172,647,844	EUR	141,869,766	State Street Bank and Trust Company	5/28/21	6,096,566	—
USD	10,305,916	EUR	8,415,452	State Street Bank and Trust Company	5/28/21	426,401	—
USD	9,485,652	EUR	7,954,560	State Street Bank and Trust Company	5/28/21	147,213	—
USD	7,261,780	EUR	6,188,403	State Street Bank and Trust Company	5/28/21	—	(3,238)
USD	7,449,909	SEK	61,714,020	State Street Bank and Trust Company	5/28/21	380,182	—
						$7,184,886	$(119,426)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	30	Long	6/30/21	$ 6,621,797	$ (6,847)
U.S. 5-Year Treasury Note	405	Long	6/30/21	49,976,367	(639,837)
U.S. Long Treasury Bond	(145)	Short	6/21/21	(22,416,094)	687,706
U.S. Ultra 10-Year Treasury Note	(365)	Short	6/21/21	(52,445,937)	1,845,148
U.S. Ultra-Long Treasury Bond	(51)	Short	6/21/21	(9,242,156)	466,074
					$2,352,244
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $797,361,122) - including $867,385 of securities on loan	$ 809,086,219
Investments in securities of affiliated issuers, at value (identified cost $64,213,867)	64,226,421
Receivable for variation margin on open futures contracts	180,927
Receivable for open forward foreign currency exchange contracts	7,184,886
Deposits at broker for futures contracts	1,651,580
Deposits for derivatives collateral - forward foreign currency exchange contracts	840,000
Receivable for investments sold	5,773
Receivable for capital shares sold	5,485,086
Interest receivable	4,124,827
Dividends and interest receivable - affiliated	13,469
Securities lending income receivable	175
Receivable from affiliate	31,772
Directors' deferred compensation plan	98,572
Total assets	$892,929,707
Liabilities
Cash collateral due to broker	$ 840,000
Payable for open forward foreign currency exchange contracts	119,426
Due to custodian - foreign currency, at value (cost $10,264)	9,895
Payable for investments purchased	19,145,495
Payable for capital shares redeemed	1,508,202
Distributions payable	23,410
Deposits for securities loaned	261,478
Payable to affiliates:
Investment advisory fee	181,807
Administrative fee	87,267
Distribution and service fees	17,810
Sub-transfer agency fee	13,765
Directors' deferred compensation plan	98,572
Accrued expenses	245,206
Total liabilities	$ 22,552,333
Net Assets	$870,377,374
Sources of Net Assets
Paid-in capital	$ 855,906,926
Distributable earnings	14,470,448
Total	$870,377,374
Class A Shares
Net Assets	$ 83,664,715
Shares Outstanding	5,194,544
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.11
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 16.74
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$780,977,779
Shares Outstanding	48,425,140
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.13
Class R6 Shares
Net Assets	$ 5,734,880
Shares Outstanding	355,410
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.
14
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 221,867
Dividend income - affiliated issuers	18,257
Interest and other income (net of foreign taxes withheld of $9,725)	7,502,467
Interest income - affiliated issuers	13,921
Securities lending income, net	3,184
Total investment income	$ 7,759,696
Expenses
Investment advisory fee	$ 935,083
Administrative fee	448,840
Distribution and service fees:
Class A	102,069
Directors' fees and expenses	15,052
Custodian fees	14,893
Transfer agency fees and expenses	277,632
Accounting fees	85,356
Professional fees	24,968
Registration fees	66,097
Reports to shareholders	27,991
Miscellaneous	23,248
Total expenses	$ 2,021,229
Waiver and/or reimbursement of expenses by affiliate	$ (122,264)
Net expenses	$ 1,898,965
Net investment income	$ 5,860,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (6,620)
Futures contracts	5,053,443
Foreign currency transactions	9,187
Forward foreign currency exchange contracts	(4,326,692)
Net realized gain	$ 729,318
Change in unrealized appreciation (depreciation):
Investment securities	$ (21,954,005)
Investment securities - affiliated issuers	(52,642)
Futures contracts	2,391,354
Foreign currency	(14,973)
Forward foreign currency exchange contracts	5,686,582
Net change in unrealized appreciation (depreciation)	$(13,943,684)
Net realized and unrealized loss	$(13,214,366)
Net decrease in net assets from operations	$ (7,353,635)
15
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,860,731	$ 9,208,527
Net realized gain (loss)	729,318	(6,172,077)
Net change in unrealized appreciation (depreciation)	(13,943,684)	22,198,727
Net increase (decrease) in net assets from operations	$ (7,353,635)	$ 25,235,177
Distributions to shareholders:
Class A	$ (680,251)	$ (1,392,425)
Class I	(6,256,990)	(9,054,002)
Class R6	(42,388)	(22,346)
Total distributions to shareholders	$ (6,979,629)	$ (10,468,773)
Capital share transactions:
Class A	$ 7,002,742	$ 17,390,289
Class I	261,735,481	233,793,006
Class R6	2,624,777	2,598,426
Net increase in net assets from capital share transactions	$271,363,000	$253,781,721
Net increase in net assets	$257,029,736	$268,548,125
Net Assets
At beginning of period	$ 613,347,638	$ 344,799,513
At end of period	$870,377,374	$613,347,638
16
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.36	$ 15.87	$ 14.82	$ 15.32	$ 15.64	$ 15.14
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.28	$ 0.34	$ 0.27	$ 0.26	$ 0.25
Net realized and unrealized gain (loss)	(0.22)	0.55	1.05	(0.39)	(0.16)	0.53
Total income (loss) from operations	$ (0.11)	$ 0.83	$ 1.39	$ (0.12)	$ 0.10	$ 0.78
Less Distributions
From net investment income	$ (0.14)	$ (0.32)	$ (0.34)	$ (0.27)	$ (0.26)	$ (0.25)
From net realized gain	—	(0.02)	—	(0.11)	(0.16)	(0.03)
Total distributions	$ (0.14)	$ (0.34)	$ (0.34)	$ (0.38)	$ (0.42)	$ (0.28)
Net asset value — End of period	$ 16.11	$ 16.36	$ 15.87	$ 14.82	$ 15.32	$ 15.64
Total Return(2)	(0.70)% (3)	5.27%	9.53%	(0.80)%	0.71%	5.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,665	$77,991	$58,422	$42,611	$38,011	$28,987
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.79%	0.86%	0.99%	1.04%	1.12%
Net expenses	0.73% (5)	0.73%	0.77%	0.85%	0.88%	0.88%
Net investment income	1.35% (5)	1.77%	2.21%	1.83%	1.71%	1.64%
Portfolio Turnover	8% (3)	26%	21%	16%	43%	243%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.38	$ 15.89	$ 14.83	$ 15.32	$ 15.63	$ 15.13
Income (Loss) From Operations
Net investment income(1)	$ 0.13	$ 0.32	$ 0.38	$ 0.33	$ 0.32	$ 0.31
Net realized and unrealized gain (loss)	(0.22)	0.55	1.06	(0.40)	(0.15)	0.53
Total income (loss) from operations	$ (0.09)	$ 0.87	$ 1.44	$ (0.07)	$ 0.17	$ 0.84
Less Distributions
From net investment income	$ (0.16)	$ (0.36)	$ (0.38)	$ (0.31)	$ (0.32)	$ (0.31)
From net realized gain	—	(0.02)	—	(0.11)	(0.16)	(0.03)
Total distributions	$ (0.16)	$ (0.38)	$ (0.38)	$ (0.42)	$ (0.48)	$ (0.34)
Net asset value — End of period	$ 16.13	$ 16.38	$ 15.89	$ 14.83	$ 15.32	$ 15.63
Total Return(2)	(0.58)% (3)	5.53%	9.84%	(0.48)%	1.15%	5.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$780,978	$532,149	$285,796	$113,097	$23,641	$23,908
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51% (5)	0.54%	0.61%	0.74%	0.68%	0.67%
Net expenses	0.48% (5)	0.48%	0.48%	0.50%	0.50%	0.50%
Net investment income	1.59% (5)	2.00%	2.47%	2.24%	2.09%	2.01%
Portfolio Turnover	8% (3)	26%	21%	16%	43%	243%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 16.39	$ 15.90	$ 15.01
Income (Loss) From Operations
Net investment income(2)	$ 0.13	$ 0.32	$ 0.26
Net realized and unrealized gain (loss)	(0.22)	0.55	0.89
Total income (loss) from operations	$ (0.09)	$ 0.87	$ 1.15
Less Distributions
From net investment income	$ (0.16)	$ (0.36)	$ (0.26)
From net realized gain	—	(0.02)	—
Total distributions	$ (0.16)	$ (0.38)	$ (0.26)
Net asset value — End of period	$16.14	$16.39	$15.90
Total Return(3)	(0.55)% (4)	5.58%	7.68% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,735	$ 3,208	$ 581
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.46% (6)	0.49%	0.54% (6)
Net expenses	0.43% (6)	0.43%	0.43% (6)
Net investment income	1.64% (6)	1.99%	2.49% (6)
Portfolio Turnover	8% (4)	26%	21% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
19
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior-floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third
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party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 93,057,636	$ —	$ 93,057,636
Commercial Mortgage-Backed Securities	—	65,834,166	—	65,834,166
Common Stocks	2,487,249 (1)	—	—	2,487,249
Corporate Bonds	—	492,957,167	—	492,957,167
High Social Impact Investments	—	1,650,989	—	1,650,989
Preferred Stocks	6,631,921	—	—	6,631,921
Senior Floating-Rate Loans	—	3,165,113	—	3,165,113
Sovereign Government Bonds	—	103,302,579	—	103,302,579
Taxable Municipal Obligations	—	26,396,643	—	26,396,643
U.S. Government Agencies and Instrumentalities	—	12,043,507	—	12,043,507
U.S. Government Agency Mortgage-Backed Securities	—	4,099,469	—	4,099,469
Short-Term Investments:
Other	—	61,424,723	—	61,424,723
Securities Lending Collateral	261,478	—	—	261,478
Total Investments	$ 9,380,648	$863,931,992	$ —	$873,312,640
Forward Foreign Currency Exchange Contracts	$ —	$ 7,184,886	$ —	$ 7,184,886
Futures Contracts	2,998,928	—	—	2,998,928
Total	$12,379,576	$871,116,878	$ —	$883,496,454
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (119,426)	$ —	$ (119,426)
Futures Contracts	(646,684)	—	—	(646,684)
Total	$ (646,684)	$ (119,426)	$ —	$ (766,110)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes
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amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
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enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $935,083. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $122,264.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $448,840.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $102,069 for Class A shares.
The Fund was informed that EVD received $21,139 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $27,876 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $841, which is included in miscellaneous expense on the Statement of Operations.
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3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $265,089,628 and $49,119,894, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $21,189,574 and $7,740,255, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund had a net capital loss of $1,575,325 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2021.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$861,406,277
Gross unrealized appreciation	$ 30,717,046
Gross unrealized depreciation	(9,392,979)
Net unrealized appreciation	$ 21,324,067
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Schedule of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $119,426. At March 31, 2021, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or
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counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 7,184,886	$ (119,426)
Interest rate	Futures contracts	Distributable earnings	2,998,928 (1)	(646,684) (1)
Total			$10,183,814	$(766,110)
Derivatives not subject to master netting agreement			$ 2,998,928	$(646,684)
Total Derivatives subject to master netting agreement			$ 7,184,886	$(119,426)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2021.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
State Street Bank and Trust Company	$7,184,886	$(119,426)	$(6,545,039)	$(520,421)	$ —	$840,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
State Street Bank and Trust Company	$(119,426)	$119,426	$ —	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ (4,326,692)	$ —	$(4,326,692)
Futures contracts	—	5,053,443	5,053,443
Total	$(4,326,692)	$5,053,443	$ 726,751
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ 5,686,582	$ —	$ 5,686,582
Futures contracts	—	2,391,354	2,391,354
Total	$ 5,686,582	$2,391,354	$ 8,077,936
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$37,300,000	$72,374,000	$176,600,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, was $874,449 and the total value of collateral received was $892,528, comprised of cash of $261,478 and U.S. government and/or agencies securities of $631,050.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
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	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$261,478	$ —	$ —	$ —	$261,478
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in the Notes and affiliated issuers and funds was $64,226,421, which represents 7.4% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(1)	$ —	$ —	$ —	$ —	$ (9,695)	$ 1,150,709	$ 2,675	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(2)	1,189,991	—	(1,196,055)	—	6,064	—	3,738	—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	1,700,000	—	—	(49,011)	1,650,989	7,508	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,019,064	235,972,905	(177,567,246)	—	—	61,424,723	18,257	61,418,581
Totals				$ —	$ (52,642)	$64,226,421	$32,178

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
27

Calvert
Green Bond Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	983,799	$ 16,126,442	2,062,278	$ 32,912,680
Reinvestment of distributions	39,349	644,319	82,759	1,321,476
Shares redeemed	(596,460)	(9,768,019)	(1,058,461)	(16,843,867)
Net increase	426,688	$ 7,002,742	1,086,576	$ 17,390,289
Class I
Shares sold	21,011,573	$ 344,564,301	19,929,297	$ 319,155,887
Reinvestment of distributions	374,237	6,131,402	547,153	8,759,879
Shares redeemed	(5,448,585)	(88,960,222)	(5,971,478)	(94,122,760)
Net increase	15,937,225	$261,735,481	14,504,972	$233,793,006
Class R6
Shares sold	178,198	$ 2,928,251	198,342	$ 3,220,456
Reinvestment of distributions	1,295	21,226	1,195	19,204
Shares redeemed	(19,834)	(324,700)	(40,354)	(641,234)
Net increase	159,659	$ 2,624,777	159,183	$ 2,598,426
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
28

Calvert
Green Bond Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Green Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
26,411,844.597	335,168.298	1,359,413.554	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
29

Calvert
Green Bond Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Green Bond Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Green Bond Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
30

Calvert
Green Bond Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
31

Calvert
Green Bond Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
32

Calvert
Green Bond Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
33

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

34

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
36

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202     3.31.21

Calvert
Global Energy Solutions Fund
Global Water Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	33.63%	112.82%	16.34%	4.34%
Class A with 4.75% Maximum Sales Charge	—	—	27.23	102.67	15.23	3.83
Class C at NAV	07/31/2007	05/31/2007	33.14	111.32	15.50	3.43
Class C with 1% Maximum Sales Charge	—	—	32.14	110.32	15.50	3.43
Class I at NAV	05/31/2007	05/31/2007	33.82	113.50	16.70	4.76

MSCI ACWI Index	—	—	19.93%	54.60%	13.21%	9.14%
Calvert Global Energy Research Spliced Benchmark	—	—	35.27	116.51	18.85	6.50
Calvert Global Energy Research Index	—	—	35.27	116.51	—	—
Ardour Global Alternative Energy Index	—	—	47.07	170.91	28.55	10.76

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.54%	2.29%	1.29%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Energy Solutions Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Infineon Technologies AG	1.5%
Universal Display Corp.	1.4
Delta Electronics, Inc.	1.4
First Solar, Inc.	1.3
SolarEdge Technologies, Inc.	1.3
Nordex SE	1.2
Umicore S.A.	1.2
EnerSys	1.2
Power Integrations, Inc.	1.1
Sino-American Silicon Products, Inc.	1.1
Total	12.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Global Water Fund
March 31, 2021
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	25.47%	58.63%	11.81%	8.30%
Class A with 4.75% Maximum Sales Charge	—	—	19.51	51.13	10.73	7.77
Class C at NAV	09/30/2008	09/30/2008	24.99	57.44	10.98	7.45
Class C with 1% Maximum Sales Charge	—	—	23.99	56.44	10.98	7.45
Class I at NAV	01/31/2014	09/30/2008	25.64	59.08	12.16	8.60

MSCI ACWI Index	—	—	19.93%	54.60%	13.21%	9.14%
Calvert Global Water Research Spliced Benchmark	—	—	26.41	60.40	13.58	10.42
Calvert Global Water Research Index	—	—	26.41	60.40	13.58	—
S-Network Global Water Index	—	—	17.05	40.16	11.85	9.58

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.34%	2.09%	1.09%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Global Water Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Ecolab, Inc.	2.0%
Xylem, Inc.	1.9
IDEX Corp.	1.8
Pentair PLC	1.8
Lixil Corp.	1.6
Rexnord Corp.	1.6
Kurita Water Industries, Ltd.	1.6
Evoqua Water Technologies Corp.	1.6
Tetra Tech, Inc.	1.6
American Water Works Co., Inc.	1.5
Total	17.0%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
5

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the five and ten years returns are not available. The Ardour Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.
The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to May 31, 2016 and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the five and ten years returns are not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.
Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
For Calvert Global Water Fund, performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Ardour Global Alternative Energy Index to Calvert Global Energy Research Index.
Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

6

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Global Energy Solutions Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,336.30	$ 7.22**	1.24%
Class C	$1,000.00	$1,331.40	$11.57 **	1.99%
Class I	$1,000.00	$1,338.20	$ 5.77**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
7

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Fund Expenses — continued

Calvert Global Water Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,254.70	$ 6.97**	1.24%
Class C	$1,000.00	$1,249.90	$11.16 **	1.99%
Class I	$1,000.00	$1,256.40	$ 5.57**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
8

Calvert
Global Energy Solutions Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 0.6%
AusNet Services(1)	865,519	$ 1,209,776
		$ 1,209,776
Austria — 0.6%
Verbund AG	17,376	$ 1,262,176
		$ 1,262,176
Belgium — 1.2%
Umicore S.A.	45,796	$ 2,429,681
		$ 2,429,681
Brazil — 1.0%
Omega Geracao S.A.(2)	148,600	$ 1,037,545
Sao Martinho S.A.	187,552	988,300
		$ 2,025,845
Canada — 3.7%
Boralex, Inc., Class A	36,606	$ 1,151,165
Brookfield Renewable Partners L.P.	34,108	1,453,001
Canadian Solar, Inc.(1)(2)	25,414	1,261,297
Innergex Renewable Energy, Inc.	64,418	1,126,174
Northland Power, Inc.	40,954	1,484,407
TransAlta Renewables, Inc.	72,290	1,183,262
		$ 7,659,306
China — 4.7%
BYD Co., Ltd., Class H	53,000	$ 1,146,748
China Everbright Environment Group, Ltd.	2,078,037	1,410,619
China Longyuan Power Group Corp., Ltd., Class H	882,000	1,204,600
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	987,100	1,872,856
Xinyi Solar Holdings, Ltd.	1,254,000	2,078,565
Yadea Group Holdings, Ltd.(3)	474,000	1,055,919
Zhuzhou CRRC Times Electric Co., Ltd., Class H	239,500	898,481
		$ 9,667,788
Denmark — 2.7%
Novozymes A/S, Class B	20,535	$ 1,313,967
Orsted A/S(3)	6,813	1,100,064
ROCKWOOL International A/S, Class B	3,176	1,336,766
Vestas Wind Systems A/S	8,748	1,804,596
		$ 5,555,393
Finland — 0.9%
Metsa Board Oyj	97,981	$ 1,066,869
Neste Oyj	16,458	874,014
		$ 1,940,883
Security	Shares	Value
France — 5.0%
Albioma S.A.	22,625	$ 1,108,828
Cie de Saint-Gobain(2)	25,304	1,494,239
Danone S.A.	16,087	1,101,124
Engie S.A.(2)	75,657	1,074,731
Legrand S.A.	15,605	1,449,830
Neoen S.A.(1)(2)(3)	24,891	1,247,798
Nexans S.A.(2)	14,042	1,242,482
Schneider Electric SE	10,193	1,552,752
		$ 10,271,784
Germany — 8.4%
Bayerische Motoren Werke AG	12,775	$ 1,325,746
Daimler AG	13,641	1,217,455
Deutsche Post AG	22,254	1,220,874
Encavis AG(1)	51,100	968,552
Evonik Industries AG	35,070	1,240,950
Infineon Technologies AG	72,675	3,092,145
Nordex SE(2)	79,456	2,549,462
OSRAM Licht AG(2)	16,338	1,018,740
Siemens AG	10,061	1,653,138
Siemens Energy AG(2)	39,164	1,406,356
SMA Solar Technology AG(2)	28,748	1,691,135
		$ 17,384,553
Greece — 0.5%
Terna Energy S.A.	69,451	$ 1,026,724
		$ 1,026,724
Ireland — 1.3%
CRH PLC	25,169	$ 1,179,932
Kingspan Group PLC	17,298	1,463,396
		$ 2,643,328
Italy — 3.1%
Enel SpA	183,875	$ 1,829,069
ERG SpA	39,637	1,178,392
Falck Renewables SpA	151,597	1,084,440
Snam SpA	212,697	1,179,178
Terna Rete Elettrica Nazionale SpA	158,404	1,196,280
		$ 6,467,359
Japan — 7.5%
Daikin Industries, Ltd.	7,400	$ 1,495,974
Ferrotec Holdings Corp.	94,800	1,904,997
GS Yuasa Corp.(1)	73,900	2,011,831
Hitachi Metals, Ltd.(1)	69,500	1,147,232
Meidensha Corp.	88,500	1,931,533
Mitsubishi Electric Corp.	93,500	1,428,965

9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nidec Corp.	8,600	$ 1,048,579
Nippon Express Co., Ltd.	14,800	1,103,961
Nissan Motor Co., Ltd.(2)	203,400	1,136,324
Sumitomo Chemical Co., Ltd.	226,900	1,177,220
Yokogawa Electric Corp.	59,400	1,097,283
		$ 15,483,899
Netherlands — 0.7%
Signify NV(1)(2)(3)	26,707	$ 1,373,626
		$ 1,373,626
New Zealand — 1.8%
Infratil, Ltd.	238,291	$ 1,187,760
Mercury NZ, Ltd.	282,075	1,281,917
Meridian Energy, Ltd.	323,351	1,218,976
		$ 3,688,653
Norway — 1.2%
Norsk Hydro ASA	196,766	$ 1,263,820
Scatec ASA(3)	43,495	1,317,902
		$ 2,581,722
Portugal — 0.6%
EDP Renovaveis S.A.	57,864	$ 1,235,314
		$ 1,235,314
Singapore — 1.0%
City Developments, Ltd.	200,400	$ 1,191,902
Maxeon Solar Technologies, Ltd.(2)	28,213	890,402
		$ 2,082,304
South Korea — 2.1%
Ecopro BM Co., Ltd.	14,496	$ 2,101,794
LG Chem, Ltd.	1,501	1,074,149
LG Display Co., Ltd.(2)	56,178	1,138,102
		$ 4,314,045
Spain — 4.0%
Acciona S.A.	7,819	$ 1,313,855
Atlantica Sustainable Infrastructure PLC	33,053	1,210,731
Ence Energia y Celulosa S.A.(2)	197,505	986,182
Iberdrola S.A.	87,670	1,131,550
Red Electrica Corp. S.A.	65,917	1,169,231
Siemens Gamesa Renewable Energy S.A.	37,564	1,456,897
Solaria Energia y Medio Ambiente S.A.(2)	51,463	1,091,478
		$ 8,359,924
Security	Shares	Value
Sweden — 1.1%
Fabege AB	79,360	$ 1,070,430
Nibe Industrier AB, Class B	40,348	1,251,328
		$ 2,321,758
Switzerland — 2.1%
ABB, Ltd.	50,620	$ 1,539,934
Gurit Holding AG	772	1,958,242
Landis+Gyr Group AG	13,998	941,711
		$ 4,439,887
Taiwan — 5.8%
Chroma ATE, Inc.	150,000	$ 999,370
Delta Electronics, Inc.	283,000	2,886,204
Everlight Electronics Co., Ltd.	1,191,000	1,936,733
OptoTech Corp.(2)	1,868,200	1,755,226
Simplo Technology Co., Ltd.	165,000	2,156,470
Sino-American Silicon Products, Inc.	384,000	2,288,416
		$ 12,022,419
Thailand — 1.5%
BCPG PCL	1,955,637	$ 922,129
CK Power PCL(2)	5,895,400	922,764
Energy Absolute PCL NVDR	615,400	1,225,842
		$ 3,070,735
United Kingdom — 4.0%
Croda International PLC	12,786	$ 1,118,727
easyJet PLC(2)	79,622	1,073,721
John Laing Group PLC(3)	263,096	1,136,133
Johnson Matthey PLC	28,286	1,175,000
Linde PLC	4,539	1,271,555
Smart Metering Systems PLC	112,695	1,290,544
United Utilities Group PLC	92,339	1,179,943
		$ 8,245,623
United States — 31.9%
3M Co.	6,334	$ 1,220,435
AAON, Inc.	14,073	985,251
Acuity Brands, Inc.	9,178	1,514,370
AES Corp. (The)	41,318	1,107,736
Alaska Air Group, Inc.	16,863	1,167,088
Alphabet, Inc., Class A(2)	543	1,119,948
Ameresco, Inc., Class A(2)	17,126	832,837
American Superconductor Corp.(2)	46,132	874,663
Aptiv PLC	9,492	1,308,947
BorgWarner, Inc.	27,740	1,286,026
Brookfield Renewable Corp., Class A	30,437	1,424,452
Clearway Energy, Inc., Class C	45,617	1,283,662

10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Covanta Holding Corp.	82,783	$ 1,147,372
Cree, Inc.(2)	11,162	1,206,947
Cummins, Inc.	4,354	1,128,165
Eaton Corp. PLC	11,238	1,553,991
Emerson Electric Co.	17,034	1,536,807
EnerSys	26,295	2,387,586
Enphase Energy, Inc.(2)	7,595	1,231,605
Enviva Partners L.P.	20,254	978,876
First Solar, Inc.(2)	31,758	2,772,473
General Mills, Inc.	20,160	1,236,211
Gibraltar Industries, Inc.(2)	12,225	1,118,710
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,736	1,107,190
Ingersoll Rand, Inc.(2)	28,578	1,406,323
International Business Machines Corp.	9,323	1,242,383
Itron, Inc.(2)	9,712	860,969
Johnson Controls International PLC	25,477	1,520,213
Livent Corp.(2)	123,214	2,134,066
Microsoft Corp.	4,745	1,118,729
NextEra Energy Partners, L.P.	18,118	1,320,440
NextEra Energy, Inc.	15,100	1,141,711
ON Semiconductor Corp.(2)	32,339	1,345,626
Ormat Technologies, Inc.	14,967	1,175,358
Owens Corning	15,064	1,387,244
Power Integrations, Inc.	28,100	2,289,588
Renewable Energy Group, Inc.(2)	15,915	1,051,027
Rockwell Automation, Inc.	5,715	1,516,990
SolarEdge Technologies, Inc.(2)	9,286	2,669,168
SunPower Corp.(2)	35,394	1,183,929
Sunrun, Inc.(2)	22,874	1,383,419
Tenneco, Inc., Class A(2)	79,908	856,614
Tesla, Inc.(2)	2,642	1,764,671
Trane Technologies PLC	9,299	1,539,542
Universal Display Corp.	12,493	2,957,968
Waste Management, Inc.	9,997	1,289,813
Whirlpool Corp.	5,833	1,285,302
		$ 65,972,441
Total Common Stocks (identified cost $154,819,424)		$204,736,946

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 194,234
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	53	49,390
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	68	56,533
Total High Social Impact Investments (identified cost $321,000)		$ 300,157

Rights — 0.0%(7)

Security	Shares	Value
Italy — 0.0%(7)
Snam SpA, Exp. 4/7/21(2)	172,198	$ 177
Total Rights (identified cost $0)		$ 177

Warrants — 0.0%(7)

Security	Shares	Value
Thailand — 0.0%(7)
BCPG PCL, Exp. 11/13/22(2)	52,656	$ 11,289
BCPG PCL, Exp. 11/13/23(2)	52,656	11,290
Total Warrants (identified cost $0)		$ 22,579

Short-Term Investments — 0.9%

Other — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(8)	814,587	$ 814,668
Total Other (identified cost $814,668)		$ 814,668

11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	1,083,996	$ 1,083,996
Total Securities Lending Collateral (identified cost $1,083,996)		$ 1,083,996
Total Short-Term Investments (identified cost $1,898,664)		$ 1,898,664

Total Investments — 100.0% (identified cost $157,039,088)	$206,958,523
Other Assets, Less Liabilities — (0.0)%(7)	$ (100,023)
Net Assets — 100.0%	$206,858,500

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $3,411,497.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $7,231,442 or 3.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $300,157, which represents 0.1% of the net assets of the Fund as of March 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	32.9%
Utilities	23.2
Information Technology	21.8
Materials	9.9
Consumer Discretionary	6.0
Consumer Staples	1.6
Energy	1.4
Real Estate	1.1
Communication Services	0.6
Financials	0.5
High Social Impact Investments	0.1
Total	99.1%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	53,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	68,000

Abbreviations:
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
12
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 2.3%
Reece, Ltd.(1)	332,133	$ 4,339,018
Reliance Worldwide Corp., Ltd.	2,218,638	7,597,910
		$ 11,936,928
Brazil — 3.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	859,885	$ 6,302,957
Cia de Saneamento de Minas Gerais	1,793,592	4,811,676
Cia de Saneamento do Parana, PFC Shares	6,954,882	5,461,448
		$ 16,576,081
Canada — 1.5%
Gildan Activewear, Inc.	78,767	$ 2,410,582
Nutrien, Ltd.	50,563	2,723,892
Stantec, Inc.(1)	55,309	2,367,808
		$ 7,502,282
Chile — 1.9%
Aguas Andinas S.A., Class A	17,014,740	$ 5,262,142
Inversiones Aguas Metropolitanas S.A.	5,446,162	4,268,825
		$ 9,530,967
China — 4.5%
Beijing Enterprises Water Group, Ltd.	14,359,452	$ 5,467,399
China Everbright Environment Group, Ltd.	3,676,666	2,495,805
China Lesso Group Holdings, Ltd.	2,126,578	4,596,552
China Water Affairs Group, Ltd.(1)	6,070,421	4,980,009
Guangdong Investment, Ltd.	3,491,427	5,704,560
		$ 23,244,325
Denmark — 0.5%
Novozymes A/S, Class B	40,616	$ 2,598,883
		$ 2,598,883
Finland — 1.8%
Kemira Oyj	428,648	$ 6,584,786
Valmet Oyj	68,811	2,505,457
		$ 9,090,243
France — 4.1%
Accor S.A.(2)	57,659	$ 2,172,353
Eurofins Scientific SE(2)	29,081	2,779,570
L'Oreal S.A.	7,956	3,047,794
Suez S.A.	311,548	6,598,277
Veolia Environnement S.A.	263,353	6,756,203
		$ 21,354,197
Security	Shares	Value
Germany — 1.1%
GEA Group AG	67,834	$ 2,782,262
Henkel AG & Co. KGaA, PFC Shares	25,307	2,845,359
		$ 5,627,621
Italy — 1.6%
ACEA SpA	169,885	$ 3,712,996
Interpump Group SpA	92,302	4,651,981
		$ 8,364,977
Japan — 9.5%
Ebara Corp.	110,956	$ 4,527,292
Hitachi Zosen Corp.(1)	566,527	4,589,166
Hulic Reit, Inc.	1,200	1,882,351
Kitz Corp.	589,700	3,422,934
Kurita Water Industries, Ltd.	192,242	8,259,611
Lixil Corp.	301,300	8,384,959
METAWATER Co., Ltd.	169,934	3,401,191
Nihon Trim Co., Ltd.	118,200	4,391,882
Sekisui Chemical Co., Ltd.	133,000	2,560,959
TOTO, Ltd.	77,700	4,782,124
Tsukishima Kikai Co., Ltd.	247,700	2,876,672
		$ 49,079,141
Netherlands — 1.4%
Aalberts NV	93,291	$ 4,718,058
Arcadis NV(2)	57,563	2,343,487
		$ 7,061,545
Singapore — 0.4%
City Developments, Ltd.	373,000	$ 2,218,460
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$ 2,218,460
South Korea — 0.9%
Coway Co., Ltd.	37,145	$ 2,158,073
LG Chem, Ltd.	3,664	2,622,040
		$ 4,780,113
Spain — 1.0%
Acciona S.A.	12,767	$ 2,145,285
Iberdrola S.A.	240,236	3,100,707
		$ 5,245,992
Switzerland — 4.4%
Geberit AG	8,577	$ 5,458,791
Georg Fischer AG	3,486	4,658,807
Roche Holding AG PC	9,674	3,133,826
SGS S.A.	908	2,579,989

13
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	10,200	$ 2,916,734
Sulzer AG	35,509	3,999,717
		$ 22,747,864
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	159,294	$ 3,354,603
		$ 3,354,603
Thailand — 1.6%
TTW PCL, Foregin Shares	11,583,200	$ 4,378,360
WHA Utilities and Power PCL, Foreign Shares	27,039,300	3,882,014
		$ 8,260,374
United Kingdom — 8.6%
CNH Industrial NV(1)(2)	164,834	$ 2,578,004
Croda International PLC	29,244	2,558,740
Ferguson PLC	44,384	5,301,887
Halma PLC	78,744	2,576,240
Mondi PLC	101,781	2,594,731
Pennon Group PLC	509,693	6,849,115
Polypipe Group PLC(2)	521,735	3,992,861
Rotork PLC	853,115	4,193,121
Severn Trent PLC	214,934	6,836,493
United Utilities Group PLC	557,245	7,120,692
		$ 44,601,884
United States — 48.3%
Advanced Drainage Systems, Inc.	41,961	$ 4,338,348
Aegion Corp.(2)	129,862	3,733,532
American States Water Co.	80,574	6,093,006
American Water Works Co., Inc.	53,209	7,977,093
Badger Meter, Inc.	68,355	6,361,800
Ball Corp.	33,016	2,797,776
Brookfield Renewable Corp., Class A	50,409	2,359,141
California Water Service Group	105,929	5,968,040
Cantel Medical Corp.(2)	29,337	2,342,266
Chemed Corp.	10,106	4,646,941
CMS Energy Corp.	45,559	2,789,122
Cousins Properties, Inc.	68,051	2,405,603
Danaher Corp.	13,828	3,112,406
Ecolab, Inc.	49,016	10,492,855
Energy Recovery, Inc.(2)	349,251	6,405,263
Entegris, Inc.	24,172	2,702,430
Essential Utilities, Inc.	159,897	7,155,391
Evoqua Water Technologies Corp.(2)	307,621	8,090,432
Flowserve Corp.	119,288	4,629,567
Forterra, Inc.(2)	148,918	3,462,343
Security	Shares	Value
United States (continued)
Fortune Brands Home & Security, Inc.	57,351	$ 5,495,373
Franklin Electric Co., Inc.	55,791	4,404,142
Gorman-Rupp Co. (The)	100,394	3,324,045
Hawkins, Inc.	188,603	6,321,973
Hyatt Hotels Corp., Class A	23,343	1,930,466
IDEX Corp.	45,549	9,534,317
IDEXX Laboratories, Inc.(2)	5,442	2,662,825
Intel Corp.	52,649	3,369,536
Itron, Inc.(2)	20,244	1,794,631
Levi Strauss & Co., Class A	88,794	2,123,065
Lindsay Corp.	24,792	4,130,843
Masco Corp.	91,222	5,464,198
Middlesex Water Co.	75,999	6,005,441
Minerals Technologies, Inc.	27,676	2,084,556
Mondelez International, Inc., Class A	57,809	3,383,561
Mueller Industries, Inc.	96,387	3,985,602
Mueller Water Products, Inc., Class A	306,830	4,261,869
NIKE, Inc., Class B	24,374	3,239,061
Nucor Corp.	43,593	3,499,210
Parker-Hannifin Corp.	9,639	3,040,430
Pentair PLC	152,960	9,532,467
Procter & Gamble Co. (The)	27,485	3,722,294
Rexnord Corp.	176,641	8,318,025
Roper Technologies, Inc.	7,698	3,104,911
Sherwin-Williams Co. (The)	4,398	3,245,768
SJW Group	88,258	5,559,371
Tetra Tech, Inc.	59,520	8,078,054
Trimble, Inc.(2)	36,381	2,830,078
Valmont Industries, Inc.	18,266	4,341,280
Watts Water Technologies, Inc., Class A	66,806	7,937,221
Xylem, Inc.	91,201	9,592,521
York Water Co. (The)	112,833	5,525,432
		$249,705,921
Total Common Stocks (identified cost $361,286,523)		$512,882,401

14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 611,837
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	284	264,657
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	366	304,278
Total High Social Impact Investments (identified cost $1,280,000)		$ 1,180,772

Short-Term Investments — 2.2%

Other — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	1,147,290	$ 1,147,405
Total Other (identified cost $1,147,405)		$ 1,147,405

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	10,217,434	$ 10,217,434
Total Securities Lending Collateral (identified cost $10,217,434)		$ 10,217,434
Total Short-Term Investments (identified cost $11,364,839)		$ 11,364,839

Total Investments — 101.7% (identified cost $373,931,362)	$525,428,012
Other Assets, Less Liabilities — (1.7)%	$ (8,720,700)
Net Assets — 100.0%	$516,707,312

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $15,456,160.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $1,180,772, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.1%
Utilities	27.7
Materials	10.5
Information Technology	4.5
Consumer Discretionary	4.1
Health Care	3.6
Consumer Staples	2.5
Real Estate	1.3
High Social Impact Investments	0.2
Total	99.5%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	284,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	366,000

15
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares
16
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $156,024,420 and $372,153,957, respectively) - including $3,411,497 and $15,456,160, respectively, of securities on loan	$ 205,949,621	$ 523,668,770
Investments in securities of affiliated issuers, at value (identified cost $1,014,668 and $1,777,405, respectively)	1,008,902	1,759,242
Cash	7,809	—
Cash denominated in foreign currency, at value (cost $77,065 and $228,011, respectively)	76,854	225,750
Receivable for capital shares sold	852,262	446,143
Dividends and interest receivable	264,326	1,407,746
Dividends and interest receivable - affiliated	955	2,917
Securities lending income receivable	13,599	2,419
Tax reclaims receivable	115,555	393,286
Receivable from affiliate	34,947	26,825
Directors' deferred compensation plan	53,426	284,925
Total assets	$208,378,256	$528,218,023
Liabilities
Payable for investments purchased	$ 26,154	$ —
Payable for capital shares redeemed	55,197	295,922
Deposits for securities loaned	1,083,996	10,217,434
Payable to affiliates:
Investment advisory fee	127,379	313,030
Administrative fee	20,381	51,842
Distribution and service fees	28,232	82,621
Sub-transfer agency fee	15,249	27,881
Directors' deferred compensation plan	53,426	284,925
Accrued expenses	109,742	237,056
Total liabilities	$ 1,519,756	$ 11,510,711
Net Assets	$206,858,500	$516,707,312
Sources of Net Assets
Paid-in capital	$ 211,434,432	$ 388,965,774
Distributable earnings (Accumulated loss)	(4,575,932)	127,741,538
Total	$206,858,500	$516,707,312
Class A Shares
Net Assets	$ 94,127,348	$ 226,628,475
Shares Outstanding	7,434,675	8,399,785
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.66	$ 26.98
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 13.29	$ 28.33
Class C Shares
Net Assets	$ 10,459,384	$ 41,621,244
Shares Outstanding	882,001	1,678,886
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.86	$ 24.79
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2021
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$102,271,768	$248,457,593
Shares Outstanding	7,946,703	9,147,935
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.87	$ 27.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $96,947 and $316,082, respectively)	$ 949,639	$ 4,209,341
Dividend income - affiliated issuers	563	540
Interest income	379	1,838
Interest income - affiliated issuers	1,707	6,920
Securities lending income, net	97,754	15,846
Total investment income	$ 1,050,042	$ 4,234,485
Expenses
Investment advisory fee	$ 628,663	$ 1,703,626
Administrative fee	100,586	281,365
Distribution and service fees:
Class A	104,457	259,437
Class C	47,426	206,585
Directors' fees and expenses	3,026	9,967
Custodian fees	17,343	18,391
Transfer agency fees and expenses	132,646	307,485
Accounting fees	26,453	57,369
Professional fees	15,062	25,216
Registration fees	26,880	33,219
Reports to shareholders	8,014	23,841
Miscellaneous	14,281	19,826
Total expenses	$ 1,124,837	$ 2,946,327
Waiver and/or reimbursement of expenses by affiliate	$ (138,832)	$ (157,674)
Net expenses	$ 986,005	$ 2,788,653
Net investment income	$ 64,037	$ 1,445,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 13,592,013	$ 19,172,119
Investment securities - affiliated issuers	(12)	(101)
Foreign currency transactions	2,243	57,807
Net realized gain	$13,594,244	$ 19,229,825
Change in unrealized appreciation (depreciation):
Investment securities	$ 25,280,380	$ 83,068,918
Investment securities - affiliated issuers	(4,417)	(11,349)
Foreign currency	(3,961)	(32,683)
Net change in unrealized appreciation (depreciation)	$25,272,002	$ 83,024,886
Net realized and unrealized gain	$38,866,246	$102,254,711
Net increase in net assets from operations	$38,930,283	$103,700,543
19
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31,2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31,2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 64,037	$ 727,040	$ 1,445,832	$ 2,974,014
Net realized gain	13,594,244	8,877,835	19,229,825	5,551,449
Net change in unrealized appreciation (depreciation)	25,272,002	19,963,491	83,024,886	11,179,783
Net increase in net assets from operations	$ 38,930,283	$ 29,568,366	$103,700,543	$ 19,705,246
Distributions to shareholders:
Class A	$ (576,225)	$ (529,616)	$ (1,611,609)	$ (1,611,283)
Class C	(12,463)	(26,519)	(12,508)	(108,693)
Class I	(567,285)	(359,921)	(2,142,987)	(2,089,882)
Total distributions to shareholders	$ (1,155,973)	$ (916,056)	$ (3,767,104)	$ (3,809,858)
Capital share transactions:
Class A	$ 10,787,944	$ (1,151,504)	$ 1,429,688	$ (7,542,026)
Class C	166,199	(956,642)	(6,937,404)	(12,448,296)
Class I	42,185,691	11,184,843	12,826,533	2,202,758
Net increase (decrease) in net assets from capital share transactions	$ 53,139,834	$ 9,076,697	$ 7,318,817	$ (17,787,564)
Net increase (decrease) in net assets	$ 90,914,144	$ 37,729,007	$107,252,256	$ (1,892,176)
Net Assets
At beginning of period	$ 115,944,356	$ 78,215,349	$ 409,455,056	$ 411,347,232
At end of period	$206,858,500	$115,944,356	$516,707,312	$409,455,056
20
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 9.54	$ 7.08	$ 6.95	$ 7.23	$ 6.23	$ 5.76
Income (Loss) From Operations
Net investment income(1)	$ (—)(2)	$ 0.06	$ 0.08	$ 0.10	$ 0.08	$ 0.08(3)
Net realized and unrealized gain (loss)	3.20	2.48	0.15	(0.29)	0.98	0.40
Total income (loss) from operations	$ 3.20	$ 2.54	$ 0.23	$ (0.19)	$ 1.06	$ 0.48
Less Distributions
From net investment income	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)	$ (0.01)
Total distributions	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)	$ (0.01)
Net asset value — End of period	$ 12.66	$ 9.54	$ 7.08	$ 6.95	$ 7.23	$ 6.23
Total Return(4)	33.63% (5)	36.12%	3.60%	(2.73)%	17.28%	8.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,127	$62,428	$47,596	$51,502	$58,695	$70,317
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.41% (7)	1.54%	1.72%	1.69%	1.94%	2.06%
Net expenses	1.24% (7)	1.24%	1.26%	1.28%	1.38%	1.85%
Net investment income (loss)	(0.01)% (7)	0.76%	1.27%	1.34%	1.26%	1.33% (3)
Portfolio Turnover	20% (5)	45%	40%	38%	133%	89%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
21
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 8.92	$ 6.63	$ 6.50	$ 6.76	$ 5.82	$ 5.42
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ (—)(2)	$ 0.02	$ 0.04	$ 0.03	$ 0.03(3)
Net realized and unrealized gain (loss)	3.00	2.32	0.16	(0.26)	0.92	0.37
Total income (loss) from operations	$ 2.96	$ 2.32	$ 0.18	$ (0.22)	$ 0.95	$ 0.40
Less Distributions
From net investment income	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)	$ —
Total distributions	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)	$ —
Net asset value — End of period	$ 11.86	$ 8.92	$ 6.63	$ 6.50	$ 6.76	$ 5.82
Total Return(4)	33.14% (5)	35.03%	2.85%	(3.31)%	16.38%	7.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,459	$ 7,841	$6,752	$9,996	$11,938	$13,213
Ratios (as a percentage of average daily net assets):(6)
Total expenses	2.16% (7)	2.29%	2.48%	2.44%	2.78%	2.87%
Net expenses	1.99% (7)	1.99%	2.01%	2.03%	2.13%	2.69%
Net investment income (loss)	(0.77)% (7)	(0.01)%	0.38%	0.59%	0.55%	0.45% (3)
Portfolio Turnover	20% (5)	45%	40%	38%	133%	89%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
22
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2021
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 9.70	$ 7.20	$ 7.07	$ 7.34	$ 6.35	$ 5.88
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.08	$ 0.11	$ 0.15	$ 0.13	$ 0.11(2)
Net realized and unrealized gain (loss)	3.25	2.52	0.14	(0.31)	0.97	0.41
Total income (loss) from operations	$ 3.27	$ 2.60	$ 0.25	$ (0.16)	$ 1.10	$ 0.52
Less Distributions
From net investment income	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)	$ (0.05)
Total distributions	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)	$(0.05)
Net asset value — End of period	$ 12.87	$ 9.70	$ 7.20	$ 7.07	$ 7.34	$ 6.35
Total Return(3)	33.82% (4)	36.40%	3.89%	(2.33)%	17.66%	8.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,272	$45,676	$23,867	$19,178	$ 5,503	$ 910
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.15% (6)	1.29%	1.47%	1.43%	1.66%	3.83%
Net expenses	0.99% (6)	0.99%	0.98%	0.93%	0.97%	1.40%
Net investment income	0.28% (6)	1.08%	1.60%	2.00%	1.99%	1.74% (2)
Portfolio Turnover	20% (4)	45%	40%	38%	133%	89%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
23
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 21.67	$ 20.70	$ 20.00	$ 19.92	$ 17.71	$ 14.87
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.14	$ 0.23	$ 0.23	$ 0.20	$ 0.03(2)
Net realized and unrealized gain	5.43	1.02	0.70	0.04	2.01	2.81
Total income from operations	$ 5.50	$ 1.16	$ 0.93	$ 0.27	$ 2.21	$ 2.84
Less Distributions
From net investment income	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)	$ —	$ —(3)
Total distributions	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)	$ —	$ —(3)
Net asset value — End of period	$ 26.98	$ 21.67	$ 20.70	$ 20.00	$ 19.92	$ 17.71
Total Return(4)	25.47% (5)	5.57%	4.86%	1.34%	12.48%	19.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,628	$180,956	$181,139	$201,243	$235,266	$278,517
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.31% (7)	1.34%	1.38%	1.39%	1.46%	1.63%
Net expenses	1.24% (7)	1.24%	1.25%	1.28%	1.28%	1.51%
Net investment income	0.56% (7)	0.70%	1.17%	1.14%	1.11%	0.22% (2)
Portfolio Turnover	15% (5)	35%	28%	40%	34%	103%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
24
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 19.84	$ 18.98	$ 18.32	$ 18.28	$ 16.37	$ 13.84
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.02)	$ (0.02)	$ 0.08	$ 0.07	$ 0.07	$ (0.08)(2)
Net realized and unrealized gain	4.98	0.92	0.66	0.03	1.84	2.61
Total income from operations	$ 4.96	$ 0.90	$ 0.74	$ 0.10	$ 1.91	$ 2.53
Less Distributions
From net investment income	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ —	$ —
Total distributions	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)	$ —	$ —
Net asset value — End of period	$ 24.79	$ 19.84	$ 18.98	$ 18.32	$ 18.28	$ 16.37
Total Return(3)	24.99% (4)	4.75%	4.08%	0.61%	11.67%	18.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,621	$39,358	$50,369	$58,455	$67,096	$71,334
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.06% (6)	2.09%	2.13%	2.14%	2.17%	2.35%
Net expenses	1.99% (6)	1.99%	2.01%	2.03%	2.03%	2.25%
Net investment income (loss)	(0.20)% (6)	(0.08)%	0.43%	0.40%	0.41%	(0.52)% (2)
Portfolio Turnover	15% (4)	35%	28%	40%	34%	103%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
25
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2021
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 21.83	$ 20.85	$ 20.15	$ 20.08	$ 17.79	$ 15.02
Income (Loss) From Operations
Net investment income(1)	$ 0.10	$ 0.20	$ 0.29	$ 0.36	$ 0.30	$ 0.13(2)
Net realized and unrealized gain (loss)	5.48	1.02	0.70	(0.02)	1.99	2.80
Total income from operations	$ 5.58	$ 1.22	$ 0.99	$ 0.34	$ 2.29	$ 2.93
Less Distributions
From net investment income	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)	$ —	$ (0.16)
Total distributions	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)	$ —	$ (0.16)
Net asset value — End of period	$ 27.16	$ 21.83	$ 20.85	$ 20.15	$ 20.08	$17.79
Total Return(3)	25.64% (4)	5.83%	5.18%	1.68%	12.87%	19.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,458	$189,141	$179,839	$170,996	$16,094	$ 4,637
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.06% (6)	1.09%	1.13%	1.14%	1.12%	1.56%
Net expenses	0.99% (6)	0.99%	0.97%	0.93%	0.93%	1.08%
Net investment income	0.82% (6)	0.97%	1.48%	1.78%	1.61%	0.80% (2)
Portfolio Turnover	15% (4)	35%	28%	40%	34%	103%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
26
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
27

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Funds may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2021, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 1,209,776	$ —	$ 1,209,776
Austria	—	1,262,176	—	1,262,176
Belgium	—	2,429,681	—	2,429,681
Brazil	2,025,845	—	—	2,025,845
Canada	7,659,306	—	—	7,659,306
China	—	9,667,788	—	9,667,788
Denmark	—	5,555,393	—	5,555,393
Finland	—	1,940,883	—	1,940,883
France	—	10,271,784	—	10,271,784
Germany	—	17,384,553	—	17,384,553
Greece	—	1,026,724	—	1,026,724
Ireland	—	2,643,328	—	2,643,328
Italy	—	6,467,359	—	6,467,359
Japan	—	15,483,899	—	15,483,899
Netherlands	—	1,373,626	—	1,373,626
New Zealand	—	3,688,653	—	3,688,653
Norway	—	2,581,722	—	2,581,722
Portugal	—	1,235,314	—	1,235,314
Singapore	890,402	1,191,902	—	2,082,304
South Korea	—	4,314,045	—	4,314,045
Spain	1,210,731	7,149,193	—	8,359,924
Sweden	—	2,321,758	—	2,321,758
Switzerland	—	4,439,887	—	4,439,887
28

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
Asset Description	Level 1	Level 2	Level 3	Total
Taiwan	$ —	$ 12,022,419	$ —	$ 12,022,419
Thailand	—	3,070,735	—	3,070,735
United Kingdom	1,271,555	6,974,068	—	8,245,623
United States	65,972,441	—	—	65,972,441
Total Common Stocks	$79,030,280	125,706,666 (1)	$ —	$204,736,946
High Social Impact Investments	$ —	$ 300,157	$ —	$ 300,157
Rights	—	177	—	177
Warrants	22,579	—	—	22,579
Short-Term Investments:
Other	—	814,668	—	814,668
Securities Lending Collateral	1,083,996	—	—	1,083,996
Total Investments	$80,136,855	$126,821,668	$ —	$206,958,523

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 11,936,928	$ —	$ 11,936,928
Brazil	16,576,081	—	—	16,576,081
Canada	7,502,282	—	—	7,502,282
Chile	—	9,530,967	—	9,530,967
China	—	23,244,325	—	23,244,325
Denmark	—	2,598,883	—	2,598,883
Finland	—	9,090,243	—	9,090,243
France	—	21,354,197	—	21,354,197
Germany	—	5,627,621	—	5,627,621
Italy	—	8,364,977	—	8,364,977
Japan	—	49,079,141	—	49,079,141
Netherlands	—	7,061,545	—	7,061,545
Singapore	—	2,218,460	0	2,218,460
South Korea	—	4,780,113	—	4,780,113
Spain	—	5,245,992	—	5,245,992
Switzerland	—	22,747,864	—	22,747,864
Taiwan	—	3,354,603	—	3,354,603
Thailand	—	8,260,374	—	8,260,374
United Kingdom	2,578,004	42,023,880	—	44,601,884
United States	249,705,921	—	—	249,705,921
Total Common Stocks	$276,362,288	$236,520,113 (2)	$ 0	$512,882,401
High Social Impact Investments	$ —	$ 1,180,772	$ —	$ 1,180,772
29

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Water — continued
Asset Description	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Other	$ —	$ 1,147,405	$ —	$ 1,147,405
Securities Lending Collateral	10,217,434	—	—	10,217,434
Total Investments	$286,579,722	$238,848,290	$ 0	$525,428,012

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
30

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (each a “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to each New Agreement (and each Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2021, the investment advisory fee for Global Energy Solutions and Global Water amounted to $628,663 and $1,703,626, respectively, or 0.75% (annualized) and 0.73% (annualized), respectively, of each Fund’s average daily net assets. The Funds may invest their cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $138,832 and $157,674 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $100,586 and $281,365 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2021 amounted to $104,457 and $259,437, respectively, for Class A shares and $47,426 and $206,585, respectively, for Class C shares.
The Funds were informed that EVD received $39,305 and $20,193 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021.
31

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2021, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$ 16	$ 78
Class C	240	530
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $30,327 and $56,250, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, Global Energy Solutions' and Global Water's allocated portion of the Advisory Council compensation and fees was $161 and $308, respectively, which are included in miscellaneous expense on the Statements of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$82,989,504	$74,985,387
Sales	32,073,800	70,764,702
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Funds, for federal income tax purposes, had the following deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long term character as when originally deferred.
The amounts of the deferred capital losses are as follows:
	Global Energy Solutions	Global Water
Deferred capital losses:
Short-term	$ —	$16,661,603
Long-term	67,682,110	22,136,192
32

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2021, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$157,426,391	$378,728,928
Gross unrealized appreciation	$ 50,720,704	$ 163,872,531
Gross unrealized depreciation	(1,188,572)	(17,173,447)
Net unrealized appreciation	$ 49,532,132	$146,699,084
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$ 3,411,497	$ 15,456,160
Collateral Received:
Cash	1,083,996	10,217,434
U.S. government and/or agencies securities	2,522,468	5,972,030
Total Collateral Received	$3,606,464	$16,189,464
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,083,996	$ —	$ —	$ —	$1,083,996

33

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$10,217,434	$ —	$ —	$ —	$10,217,434
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2021 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2021. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Issuers and Funds
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2021, the value of each Fund's investment in the Notes and affiliated funds was $1,008,902 for Global Energy Solutions, which represents 0.5% of its net assets and $1,759,242 for Global Water, which represents 0.3% of its net assets. Transactions in the Notes and affiliated funds by the Funds for the six months ended March 31, 2021 were as follows:
Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 262,231	$ —	$ (263,568)	$ —	$ 1,337	$ —	$ 824	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	200,000	—	—	(5,766)	194,234	883	200,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	258,630	23,874,284	(23,318,246)	(12)	12	814,668	563	814,587
Totals				$ (12)	$ (4,417)	$1,008,902	$2,270

(1)	Restricted security.
34

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$1,317,403	$ —	$ (1,324,116)	$ —	$ 6,713	$ —	$ 4,138	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	630,000	—	—	(18,163)	611,837	2,782	630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,005,664	17,214,745	(17,073,004)	(101)	101	1,147,405	540	1,147,290
Totals				$(101)	$ (11,349)	$1,759,242	$7,460

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,535,975	$ 19,032,032	754,608	$ 5,816,261
Reinvestment of distributions	44,331	530,636	63,936	495,506
Shares redeemed	(785,026)	(9,822,988)	(1,071,928)	(8,061,751)
Converted from Class C	94,827	1,048,264	79,273	598,480
Net increase (decrease)	890,107	$ 10,787,944	(174,111)	$ (1,151,504)
Class C
Shares sold	201,057	$ 2,360,799	118,738	$ 859,345
Reinvestment of distributions	1,094	12,290	3,456	25,163
Shares redeemed	(97,800)	(1,158,626)	(176,751)	(1,242,670)
Converted to Class A	(101,561)	(1,048,264)	(84,574)	(598,480)
Net increase (decrease)	2,790	$ 166,199	(139,131)	$ (956,642)
Class I
Shares sold	4,469,237	$ 57,808,494	2,478,591	$ 19,373,804
Reinvestment of distributions	46,193	561,712	44,987	353,601
Shares redeemed	(1,277,510)	(16,184,515)	(1,128,620)	(8,542,562)
Net increase	3,237,920	$ 42,185,691	1,394,958	$11,184,843
35

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Water
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	537,509	$ 13,628,659	1,009,457	$ 20,886,003
Reinvestment of distributions	58,166	1,458,802	67,917	1,499,614
Shares redeemed	(686,892)	(17,179,495)	(1,566,924)	(31,683,730)
Converted from Class C	141,692	3,521,722	88,411	1,756,087
Net increase (decrease)	50,475	$ 1,429,688	(401,139)	$ (7,542,026)
Class C
Shares sold	90,942	$ 2,135,861	165,165	$ 3,190,157
Reinvestment of distributions	497	11,475	4,561	92,739
Shares redeemed	(241,542)	(5,563,018)	(744,118)	(13,975,105)
Converted to Class A	(154,587)	(3,521,722)	(96,329)	(1,756,087)
Net decrease	(304,690)	$ (6,937,404)	(670,721)	$(12,448,296)
Class I
Shares sold	1,159,735	$ 29,597,229	2,263,617	$ 46,188,116
Reinvestment of distributions	77,478	1,954,775	81,579	1,811,063
Shares redeemed	(751,691)	(18,725,471)	(2,308,016)	(45,796,421)
Net increase	485,522	$ 12,826,533	37,180	$ 2,202,758
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
36

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
37

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as each Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Calvert Global Energy Solutions Fund	6,162,072.948	173,240.088	627,741.898	0
Calvert Global Water Fund	9,460,532.116	181,951.057	677,630.546	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
38

Calvert
Global Energy Solutions Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Global Energy Solutions Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Global Energy Solutions Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
39

Calvert
Global Energy Solutions Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
40

Calvert
Global Energy Solutions Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
41

Calvert
Global Water Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Global Water Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Global Water Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
42

Calvert
Global Water Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
43

Calvert
Global Water Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
44

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
45

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

46

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
47

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
48

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200     3.31.21

Calvert
Small-Cap Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
March 31, 2021
Performance

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	36.34%	65.27%	14.64%	11.71%
Class A with 4.75% Maximum Sales Charge	—	—	29.88	57.45	13.53	11.17
Class C at NAV	04/01/2005	10/01/2004	35.82	64.07	13.79	10.83
Class C with 1% Maximum Sales Charge	—	—	34.82	63.07	13.79	10.83
Class I at NAV	04/29/2005	10/01/2004	36.50	65.68	15.04	12.26
Class R6 at NAV	02/01/2019	10/01/2004	36.52	65.77	15.06	12.27

Russell 2000® Index	—	—	48.05%	94.85%	16.34%	11.67%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.22%	1.97%	0.97%	0.91%
Net	1.21	1.96	0.96	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small-Cap Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
AZEK Co., Inc. (The)	2.5%
Minerals Technologies, Inc.	2.3
National Vision Holdings, Inc.	2.3
ACI Worldwide, Inc.	2.2
Performance Food Group Co.	2.2
Mueller Water Products, Inc., Class A	2.2
Terminix Global Holdings, Inc.	2.1
Pinnacle Financial Partners, Inc.	2.0
Community Bank System, Inc.	2.0
Chemed Corp.	2.0
Total	21.8%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Small-Cap Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Small-Cap Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,363.40	$ 6.95	1.18%
Class C	$1,000.00	$1,358.20	$11.35	1.93%
Class I	$1,000.00	$1,365.00	$ 5.48	0.93%
Class R6	$1,000.00	$1,365.20	$ 5.13	0.87%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$ 5.94	1.18%
Class C	$1,000.00	$1,015.31	$ 9.70	1.93%
Class I	$1,000.00	$1,020.29	$ 4.68	0.93%
Class R6	$1,000.00	$1,020.59	$ 4.38	0.87%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
5

Calvert
Small-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	380,474	$ 21,306,544
Mercury Systems, Inc.(1)	533,122	37,665,069
		$ 58,971,613
Auto Components — 4.1%
Dana, Inc.	1,451,087	$ 35,304,947
Dorman Products, Inc.(1)	428,033	43,933,307
Visteon Corp.(1)	187,423	22,856,235
		$ 102,094,489
Banks — 10.8%
Commerce Bancshares, Inc.	547,305	$ 41,929,036
Community Bank System, Inc.	652,276	50,042,615
First Citizens Bancshares, Inc., Class A	17,822	14,895,093
Glacier Bancorp, Inc.	479,209	27,353,250
Independent Bank Corp.	358,739	30,202,236
Pinnacle Financial Partners, Inc.	573,777	50,871,069
South State Corp.	602,415	47,295,601
Stock Yards Bancorp, Inc.	180,745	9,228,840
		$ 271,817,740
Biotechnology — 1.3%
Emergent BioSolutions, Inc.(1)	342,821	$ 31,851,499
		$ 31,851,499
Building Products — 4.3%
AZEK Co., Inc. (The)(1)	1,513,710	$ 63,651,505
CSW Industrials, Inc.	318,595	43,010,325
		$ 106,661,830
Capital Markets — 1.2%
Cohen & Steers, Inc.	450,278	$ 29,416,662
		$ 29,416,662
Chemicals — 3.5%
Minerals Technologies, Inc.	777,821	$ 58,585,478
Sensient Technologies Corp.	371,012	28,938,936
		$ 87,524,414
Commercial Services & Supplies — 2.8%
Casella Waste Systems, Inc., Class A(1)	242,399	$ 15,409,304
Herman Miller, Inc.	713,132	29,345,382
Kimball International, Inc., Class B	744,070	10,416,980
Security	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.	387,847	$ 16,192,612
		$ 71,364,278
Diversified Consumer Services — 2.5%
Stride, Inc.(1)	346,592	$ 10,435,885
Terminix Global Holdings, Inc.(1)	1,099,740	52,424,606
		$ 62,860,491
Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	711,597	$ 30,730,316
		$ 30,730,316
Energy Equipment & Services — 0.4%
Core Laboratories NV	326,974	$ 9,413,581
		$ 9,413,581
Equity Real Estate Investment Trusts (REITs) — 7.0%
CubeSmart	1,101,276	$ 41,661,271
EastGroup Properties, Inc.	199,698	28,612,730
Essential Properties Realty Trust, Inc.	1,753,296	40,027,748
Rexford Industrial Realty, Inc.	493,745	24,884,748
STORE Capital Corp.	1,205,342	40,378,957
		$ 175,565,454
Food & Staples Retailing — 2.7%
Chefs' Warehouse, Inc. (The)(1)	475,336	$ 14,478,734
Performance Food Group Co.(1)	944,790	54,429,352
		$ 68,908,086
Food Products — 1.8%
J&J Snack Foods Corp.	72,618	$ 11,403,205
Nomad Foods, Ltd.(1)	1,273,612	34,973,385
		$ 46,376,590
Gas Utilities — 1.6%
ONE Gas, Inc.	519,314	$ 39,940,440
		$ 39,940,440
Health Care Equipment & Supplies — 7.0%
Envista Holdings Corp.(1)	975,218	$ 39,788,894
Haemonetics Corp.(1)	422,178	46,865,980
ICU Medical, Inc.(1)	205,788	42,277,087
Integra LifeSciences Holdings Corp.(1)	429,573	29,679,199
Tandem Diabetes Care, Inc.(1)	191,514	16,901,110
		$ 175,512,270

6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 6.7%
Addus HomeCare Corp.(1)	192,129	$ 20,094,772
AMN Healthcare Services, Inc.(1)	403,997	29,774,579
Apria, Inc.(1)	485,052	13,547,502
Chemed Corp.	106,457	48,951,058
LHC Group, Inc.(1)	239,329	45,762,098
R1 RCM, Inc.(1)	454,976	11,228,808
		$ 169,358,817
Health Care Technology — 1.4%
Inovalon Holdings, Inc., Class A(1)	1,193,325	$ 34,343,894
		$ 34,343,894
Hotels, Restaurants & Leisure — 2.1%
Choice Hotels International, Inc.	289,191	$ 31,027,302
Wyndham Hotels & Resorts, Inc.	304,020	21,214,516
		$ 52,241,818
Household Durables — 1.4%
Tempur Sealy International, Inc.	975,217	$ 35,653,934
		$ 35,653,934
Independent Power and Renewable Electricity Producers — 0.5%
Sunnova Energy International, Inc.(1)	321,407	$ 13,119,834
		$ 13,119,834
Insurance — 3.6%
AMERISAFE, Inc.	605,229	$ 38,734,656
RLI Corp.	178,985	19,969,356
Selective Insurance Group, Inc.	443,118	32,143,780
		$ 90,847,792
Interactive Media & Services — 1.2%
CarGurus, Inc.(1)	1,270,545	$ 30,277,087
		$ 30,277,087
Leisure Products — 1.1%
Brunswick Corp.	279,790	$ 26,683,572
		$ 26,683,572
Machinery — 6.1%
Allison Transmission Holdings, Inc.	732,564	$ 29,910,588
Lydall, Inc.(1)	310,668	10,481,938
Middleby Corp.(1)	180,775	29,963,456
Mueller Water Products, Inc., Class A	3,907,774	54,278,981
Woodward, Inc.	228,334	27,543,931
		$ 152,178,894
Security	Shares	Value
Professional Services — 1.8%
CBIZ, Inc.(1)	1,375,635	$ 44,928,239
		$ 44,928,239
Road & Rail — 1.6%
Landstar System, Inc.	237,435	$ 39,191,021
		$ 39,191,021
Semiconductors & Semiconductor Equipment — 2.3%
Ambarella, Inc.(1)	238,308	$ 23,923,740
Silicon Laboratories, Inc.(1)	240,608	33,942,571
		$ 57,866,311
Software — 6.7%
ACI Worldwide, Inc.(1)	1,447,741	$ 55,086,545
Altair Engineering, Inc., Class A(1)	247,001	15,454,853
CDK Global, Inc.	653,555	35,331,183
Envestnet, Inc.(1)	532,612	38,470,565
nCino, Inc.(1)	201,060	13,414,723
Olo, Inc., Class A(1)	372,050	9,818,399
		$ 167,576,268
Specialty Retail — 3.5%
Asbury Automotive Group, Inc.(1)	44,214	$ 8,688,051
Lithia Motors, Inc., Class A	52,471	20,468,413
National Vision Holdings, Inc.(1)	1,325,263	58,086,277
		$ 87,242,741
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings, Ltd.(1)	747,650	$ 38,130,150
Steven Madden, Ltd.	404,177	15,059,635
		$ 53,189,785
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	215,052	$ 19,606,291
Herc Holdings, Inc.(1)	166,457	16,867,088
		$ 36,473,379
Water Utilities — 1.2%
Middlesex Water Co.	385,075	$ 30,428,627
		$ 30,428,627
Total Common Stocks (identified cost $1,959,978,990)		$2,490,611,766

7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$2,520	$ 2,447,348
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(3)(4)	152	141,647
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(3)(4)	195	162,115
Total High Social Impact Investments (identified cost $2,867,000)		$ 2,751,110

Short-Term Investments — 0.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(5)	18,338,733	$ 18,340,567
Total Short-Term Investments (identified cost $18,340,567)		$ 18,340,567
Total Investments — 100.1% (identified cost $1,981,186,557)		$2,511,703,443
Other Assets, Less Liabilities — (0.1)%		$ (2,827,835)
Net Assets — 100.0%		$2,508,875,608

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company (see Note 7).
(3)	Restricted security. Total market value of restricted securities amounts to $2,751,110, which represents 0.1% of the net assets of the Fund as of March 31, 2021.
(4)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	152,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	195,000
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,960,325,990)	$ 2,490,915,528
Investments in securities of affiliated issuers, at value (identified cost $20,860,567)	20,787,915
Cash	2,443,038
Receivable for investments sold	15,723,882
Receivable for capital shares sold	10,486,364
Dividends and interest receivable	2,243,397
Dividends and interest receivable - affiliated	12,921
Securities lending income receivable	29
Directors' deferred compensation plan	278,716
Total assets	$2,542,891,790
Liabilities
Payable for investments purchased	$ 21,904,801
Payable for capital shares redeemed	9,578,138
Payable to affiliates:
Investment advisory fee	1,435,097
Administrative fee	253,252
Distribution and service fees	82,117
Sub-transfer agency fee	31,886
Directors' deferred compensation plan	278,716
Accrued expenses	452,175
Total liabilities	$ 34,016,182
Net Assets	$2,508,875,608
Sources of Net Assets
Paid-in capital	$ 1,875,078,350
Distributable earnings	633,797,258
Total	$2,508,875,608
Class A Shares
Net Assets	$ 274,361,270
Shares Outstanding	8,405,523
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.64
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 34.27
Class C Shares
Net Assets	$ 29,199,267
Shares Outstanding	1,060,709
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 27.53
Class I Shares
Net Assets	$ 2,127,503,288
Shares Outstanding	60,032,505
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.44
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class R6 Shares
Net Assets	$77,811,783
Shares Outstanding	2,194,879
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $1,427)	$ 11,767,963
Dividend income - affiliated issuers	11,253
Interest income	984
Interest income - affiliated issuers	18,991
Securities lending income, net	59,511
Total investment income	$ 11,858,702
Expenses
Investment advisory fee	$ 6,904,346
Administrative fee	1,218,414
Distribution and service fees:
Class A	296,533
Class C	115,059
Directors' fees and expenses	38,325
Custodian fees	22,190
Transfer agency fees and expenses	772,664
Accounting fees	197,849
Professional fees	28,555
Registration fees	137,034
Reports to shareholders	110,566
Miscellaneous	40,012
Total expenses	$ 9,881,547
Net investment income	$ 1,977,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 140,410,953
Investment securities - affiliated issuers	(312)
Net realized gain	$140,410,641
Change in unrealized appreciation (depreciation):
Investment securities	$ 438,074,957
Investment securities - affiliated issuers	(59,585)
Net change in unrealized appreciation (depreciation)	$438,015,372
Net realized and unrealized gain	$578,426,013
Net increase in net assets from operations	$580,403,168
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,977,155	$ 1,595,996
Net realized gain (loss)	140,410,641	(37,030,670)
Net change in unrealized appreciation (depreciation)	438,015,372	22,960,899
Net increase (decrease) in net assets from operations	$ 580,403,168	$ (12,473,775)
Distributions to shareholders:
Class A	$ —	$ (2,242,958)
Class C	—	(200,001)
Class I	(2,198,171)	(7,919,039)
Class R6	(92,105)	(509,400)
Total distributions to shareholders	$ (2,290,276)	$ (10,871,398)
Capital share transactions:
Class A	$ 19,124,269	$ 23,635,745
Class C	5,754,481	3,231,774
Class I	431,563,173	761,543,484
Class R6	16,510,871	9,673,290
Net increase in net assets from capital share transactions	$ 472,952,794	$ 798,084,293
Net increase in net assets	$1,051,065,686	$ 774,739,120
Net Assets
At beginning of period	$ 1,457,809,922	$ 683,070,802
At end of period	$2,508,875,608	$1,457,809,922
12
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 23.94	$ 25.35	$ 26.61	$ 25.70	$ 21.76	$ 22.04
Income (Loss) From Operations
Net investment income (loss)(1)	$ (—)(2)	$ (0.01)	$ 0.02	$ (0.04)	$ (0.05)	$ 0.03(3)
Net realized and unrealized gain (loss)	8.70	(1.08)	(0.04) (4)	4.34	4.32	1.53
Total income (loss) from operations	$ 8.70	$ (1.09)	$ (0.02)	$ 4.30	$ 4.27	$ 1.56
Less Distributions
From net investment income	$ —	$ —	$ —	$ —(5)	$ —	$ (0.01)
From net realized gain	—	(0.32)	(1.24)	(3.39)	(0.33)	(1.83)
Total distributions	$ —	$ (0.32)	$ (1.24)	$ (3.39)	$ (0.33)	$ (1.84)
Net asset value — End of period	$ 32.64	$ 23.94	$ 25.35	$ 26.61	$ 25.70	$ 21.76
Total Return(6)	36.34% (7)	(4.38)%	0.61%	18.55%	19.74%	7.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$274,361	$185,777	$172,277	$158,921	$137,860	$170,294
Ratios (as a percentage of average daily net assets):(8)
Total expenses	1.18% (9)	1.22%	1.25%	1.28%	1.36%	1.42%
Net expenses	1.18% (9)	1.21%	1.23%	1.28%	1.36%	1.37%
Net investment income (loss)	(0.02)% (9)	(0.03)%	0.07%	(0.17)%	(0.22)%	0.12% (3)
Portfolio Turnover	36% (7)	44%	45%	51%	137%	150%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Amount is less than $0.005.
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
13
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 20.27	$ 21.63	$ 22.90	$ 22.58	$ 19.30	$ 19.88
Income (Loss) From Operations
Net investment loss(1)	$ (0.10)	$ (0.16)	$ (0.14)	$ (0.20)	$ (0.21)	$ (0.12)(2)
Net realized and unrealized gain (loss)	7.36	(0.92)	(0.04) (3)	3.77	3.82	1.37
Total income (loss) from operations	$ 7.26	$ (1.08)	$ (0.18)	$ 3.57	$ 3.61	$ 1.25
Less Distributions
From net realized gain	$ —	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)	$ (1.83)
Total distributions	$ —	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)	$ (1.83)
Net asset value — End of period	$ 27.53	$ 20.27	$ 21.63	$ 22.90	$ 22.58	$ 19.30
Total Return(4)	35.82% (5)	(5.10)%	(0.12)%	17.66%	18.82%	6.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,199	$16,992	$14,775	$18,945	$16,691	$16,842
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.93% (7)	1.97%	2.01%	2.03%	2.22%	2.31%
Net expenses	1.93% (7)	1.96%	1.99%	2.03%	2.12%	2.12%
Net investment loss	(0.76)% (7)	(0.78)%	(0.68)%	(0.91)%	(0.99)%	(0.63)% (2)
Portfolio Turnover	36% (5)	44%	45%	51%	137%	150%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
14
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 26.00	$ 27.49	$ 28.73	$ 27.51	$ 23.18	$ 23.34
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.06	$ 0.09	$ 0.05	$ 0.06	$ 0.13(2)
Net realized and unrealized gain (loss)	9.44	(1.17)	(0.02) (3)	4.67	4.62	1.63
Total income (loss) from operations	$ 9.48	$ (1.11)	$ 0.07	$ 4.72	$ 4.68	$ 1.76
Less Distributions
From net investment income	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.02)	$ (0.09)
From net realized gain	—	(0.33)	(1.25)	(3.42)	(0.33)	(1.83)
Total distributions	$ (0.04)	$ (0.38)	$ (1.31)	$ (3.50)	$ (0.35)	$ (1.92)
Net asset value — End of period	$ 35.44	$ 26.00	$ 27.49	$ 28.73	$ 27.51	$ 23.18
Total Return(4)	36.50% (5)	(4.12)%	0.92%	18.92%	20.29%	8.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,127,503	$1,211,029	$461,237	$257,089	$93,724	$96,664
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.93% (7)	0.97%	1.00%	1.04%	0.92%	0.94%
Net expenses	0.93% (7)	0.96%	0.95%	0.92%	0.90%	0.92%
Net investment income	0.23% (7)	0.22%	0.34%	0.19%	0.23%	0.58% (2)
Portfolio Turnover	36% (5)	44%	45%	51%	137%	150%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
15
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 26.01	$ 27.50	$ 24.93
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.07	$ 0.07
Net realized and unrealized gain (loss)	9.44	(1.16)	2.50
Total income (loss) from operations	$ 9.49	$ (1.09)	$ 2.57
Less Distributions
From net investment income	$ (0.05)	$ (0.07)	$ —
From net realized gain	—	(0.33)	—
Total distributions	$ (0.05)	$ (0.40)	$ —
Net asset value — End of period	$ 35.45	$ 26.01	$ 27.50
Total Return(3)	36.52% (4)	(4.07)%	10.31% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,812	$44,012	$34,782
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.87% (6)	0.91%	0.93% (6)
Net expenses	0.87% (6)	0.90%	0.90% (6)
Net investment income	0.30% (6)	0.28%	0.37% (6)
Portfolio Turnover	36% (4)	44%	45% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland business corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
17

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,490,611,766(1)	$ —	$ —	$ 2,490,611,766
High Social Impact Investments	—	2,751,110	—	2,751,110
Short-Term Investments	—	18,340,567	—	18,340,567
Total Investments	$2,490,611,766	$21,091,677	$ —	$2,511,703,443

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
18

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $6,904,346. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $1,218,414.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $296,533 and $115,059 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $33,791 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received less than $100 and $1,676 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $63,662 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $2,307, which is included in miscellaneous expense on the Statement of Operations.
19

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,170,998,581 and $698,586,544, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $28,267,982 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $28,267,982 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,990,030,792
Gross unrealized appreciation	$ 528,436,137
Gross unrealized depreciation	(6,763,486)
Net unrealized appreciation	$ 521,672,651
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
20

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2021, the value of the Fund’s investment in the Notes and affiliated funds was $20,787,915, which represents 0.8% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 2,502,849	$ —	$ (2,515,603)	$ —	$ 12,754	$ —	$ 7,861	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	2,520,000	—	—	(72,652)	2,447,348	11,130	2,520,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	20,895,723	481,259,621	(483,814,778)	(312)	313	18,340,567	11,253	18,338,733
Totals				$(312)	$ (59,585)	$20,787,915	$30,244

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,570,135	$ 46,459,728	2,505,463	$ 59,082,941
Reinvestment of distributions	—	—	84,645	2,165,230
Shares redeemed	(955,502)	(28,231,205)	(1,652,197)	(38,244,903)
Converted from Class C	32,195	895,746	25,804	632,477
Net increase	646,828	$ 19,124,269	963,715	$ 23,635,745
Class C
Shares sold	331,197	$ 8,422,919	359,892	$ 7,284,269
Reinvestment of distributions	—	—	8,772	191,136
Shares redeemed	(70,712)	(1,772,692)	(183,232)	(3,611,154)
Converted to Class A	(38,080)	(895,746)	(30,252)	(632,477)
Net increase	222,405	$ 5,754,481	155,180	$ 3,231,774
21

Calvert
Small-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	20,995,991	$ 676,148,470	41,335,024	$1,041,863,042
Reinvestment of distributions	60,642	1,893,863	268,712	7,448,686
Shares redeemed	(7,601,122)	(246,479,160)	(11,802,177)	(287,768,244)
Net increase	13,455,511	$ 431,563,173	29,801,559	$ 761,543,484
Class R6
Shares sold	665,515	$ 21,785,201	686,828	$ 16,652,531
Reinvestment of distributions	2,905	90,727	18,383	509,400
Shares redeemed	(165,641)	(5,365,057)	(277,774)	(7,488,641)
Net increase	502,779	$ 16,510,871	427,437	$ 9,673,290
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Small-Cap Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Small-Cap Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
38,698,736.767	279,542.359	1,125,466.152	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
23

Calvert
Small-Cap Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Small-Cap Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Small-Cap Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
24

Calvert
Small-Cap Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
25

Calvert
Small-Cap Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
26

Calvert
Small-Cap Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 21, 2021